Discontinued Operations - Financial Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 48,782
Cost of revenues	24,795
Sales and marketing	1,030
General and administrative	7,026
Total costs and operating expenses	32,851
Income from operations of discontinued operations	15,931
Interest expense and other, net	(1,286)
Income from discontinued operations before income taxes	14,645
Income tax expense	(4,604)
Gain on sale of discontinued operations, net of income taxes	2,351	$ 0	$ 0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	$ 12,392	$ 0	$ 0